Consolidated Statement of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Items [Member]
Balance at Dec. 31, 2010	$ 15,361.0	$ 401.8	$ 10,019.7	$ 5,386.4	$ (490.5)	$ 43.6
Balance (in shares) at Dec. 31, 2010		401.8			10.4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares under employees' and directors' stock plans (in shares)		4.6			0.1
Issuance of shares under employees' and directors' stock plans	155.8	4.6	160.3		(9.1)
Settlement of convertible debt	(122.8)		(122.8)
Stock-based compensation	80.2		80.2
Tax benefit related to employees' and directors' stock plans	14.6		14.6
Purchases of company common stock (in shares)					24.5
Purchases of company common stock	(1,337.5)				(1,337.5)
Net income	1,329.9			1,329.9
Other comprehensive items	(443.1)					(443.1)
Balance at Dec. 31, 2011	15,038.1	406.4	10,152.0	6,716.3	(1,837.1)	(399.5)
Balance (in shares) at Dec. 31, 2011		406.4			35.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares under employees' and directors' stock plans (in shares)		7.1			0.2
Issuance of shares under employees' and directors' stock plans	252.1	7.1	254.7		(9.7)
Stock-based compensation	78.2		78.2
Tax benefit related to employees' and directors' stock plans	18.7		18.7
Purchases of company common stock (in shares)					20.8
Purchases of company common stock	(1,150.0)				(1,150.0)
Dividends declared	(196.9)			(196.9)
Net income	1,177.9			1,177.9
Other comprehensive items	249.1					249.1
Other	(2.5)		(2.5)
Balance at Dec. 31, 2012	15,464.7	413.5	10,501.1	7,697.3	(2,996.8)	(150.4)
Balance (in shares) at Dec. 31, 2012		413.5			56.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of treasury shares (in shares)		(50.0)			(50.0)
Retirement of treasury shares		(50.0)	(2,647.7)		2,697.7
Issuance of shares under employees' and directors' stock plans (in shares)		6.1			0.3
Issuance of shares under employees' and directors' stock plans	215.7	6.1	232.9		(23.3)
Stock-based compensation	90.9		90.9
Tax benefit related to employees' and directors' stock plans	46.6		46.6
Purchases of company common stock (in shares)					1.3
Purchases of company common stock	(89.8)				(89.8)
Dividends declared	(217.3)			(217.3)
Net income	1,273.3			1,273.3
Other comprehensive items	73.2					73.2
Other	(1.2)		(1.2)
Balance at Dec. 31, 2013	$ 16,856.1	$ 369.6	$ 8,222.6	$ 8,753.3	$ (412.2)	$ (77.2)
Balance (in shares) at Dec. 31, 2013		369.6			7.6